Fair Value Of Financial Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Assets And Liabilities [Abstract]
Fair Value Of Financial Assets And Liabilities

37 Fair value of financial assets and liabilities

The estimated fair value of financial instruments has been determined by the Company using available market information and appropriate valuation methods. The estimates presented are not necessarily indicative of the amounts that the Company could realize in a current market exchange or the value that will ultimately be realized by the Company upon maturity or disposal. The use of different market assumptions and/or estimation methods may have a material effect on the estimated fair value amounts.

ASC 820 "Fair Value Measurements" requires quantitative disclosure for financial assets and liabilities that are measured at fair value on a recurring basis. In the table below under the column captioned "Fair value hierarchy", the indicated level explains how fair value measurements have been arrived at.

•	Level 1 measures fair value based on quoted prices in active markets for identical assets or liabilities;

•	Level 2 measures fair value based on significant other observable inputs such as quoted prices for similar assets or liabilities in markets, observable interest rates or yield curves, etc.;

•	Level 3 measures of fair value are based on unobservable inputs such as internally developed or used techniques.

		December 31, 2010		December 31, 2011
	Fair value hierarchy1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Other financial assets2)	2	19	19	17	17
Derivative instruments-assets2)	2	4	4	2	2

Liabilities:
Short-term debt	2	(423)	(423)	(52)	(52)
Long-term debt (bonds)	1	(4,104)	(4,361)	(3,122)	(3,296)
Long-term debt (bonds) 3 )	2	—	—	(606)	(609)
Other long-term debt	2	(24)	(24)	(19)	(19)
Derivative instruments-liabilities2)	2	(6)	(6)	(3)	(3)

1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it. There were no transfers during the reporting periods presented in the table above.
2)	Represent assets and liabilities measured at fair value on a recurring basis.
3)	Represent bonds which are privately held (floating rate secured notes 2016).

For the fair value measurements of pension plan assets, and projected benefit obligations under these defined benefit plans see note 24, "Pensions".

The following methods and assumptions were used to estimate the fair value of financial instruments:

Other financial assets

For other financial assets, fair value is based upon significant other observable inputs depending on the nature of the other financial asset.

Debt

The fair value is estimated on the basis of the quoted market prices for certain issues, or on the basis of discounted cash flow analyses based upon the incremental borrowing rates for similar types of borrowing arrangements with comparable terms and maturities. Accrued interest is included under accounts payable and not within the carrying amount or estimated fair value of debt.